Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	$ 3,666.3		$ 3,666.3		$ 3,668.7	$ 3,150.8
Hypothetical annual interest expense			16.4		16.5
Hypothetical increase to interest rate swap fair value	9.5		$ 9.5		$ 7.3
Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Hypothetical interest rate increase			100.00%		1.00%
Change in fair value of interest rate swap	1.0	$ 1.5	$ 0.6	$ (0.5)	$ 2.1	4.6	$ 2.6
Term Loan Facility due 2021 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	1,620.2		$ 1,620.2		$ 1,627.0	1,990.2
Hypothetical interest rate increase			1.00%		1.00%
Term Loan Facility due 2021 [Member] | LIBOR [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Floor rate			1.00%		1.00%
Revolver interest rate			2.75%		2.75%
Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	2,112.3		$ 2,112.3		$ 2,112.7	1,250.0
Fair value of the notes	$ 2,034.0		$ 2,034.0		$ 2,109.3	$ 1,294.8